Offerings	Feb. 21, 2025 USD ($) shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	20,469,703
Proposed Maximum Offering Price per Unit	20.53
Maximum Aggregate Offering Price	$ 420,243,002.59
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 64,340
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Unity Software Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)    Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $20.53, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 13, 2025.

(3)    Represents additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2025 under the Registrant’s 2020 Equity Incentive Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,093,940
Proposed Maximum Offering Price per Unit	17.45
Maximum Aggregate Offering Price	$ 71,439,253
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 10,938
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Unity Software Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(4)    Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of 85% of $20.53, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 13, 2025. Pursuant to the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”), the purchase price of the shares of common stock will be 85% of the lower of the fair market value of the common stock on the first trading day of the offering period or on the last day of the offering period.

(5)    Represents additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2025 under the 2020 ESPP.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,603,453
Proposed Maximum Offering Price per Unit	20.53
Maximum Aggregate Offering Price	$ 115,038,890.09
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 17,613
Offering Note
(1)    Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Unity Software Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)    Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $20.53, the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on February 13, 2025.

(6)    Represents additional shares of common stock available for issuance as a result of the annual evergreen increase on January 1, 2025 under the Unity Software Inc. ironSource Share Incentive Plan.